Share-Based Compensation - Summary of Nonvested RSU Activity (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
RSUs, Outstanding Beginning Balance | shares	1,198
RSUs, Granted | shares	1,225
RSUs, Vested | shares	(265)
RSUs, Forfeited | shares	(351)
RSUs, Outstanding Ending Balance | shares	1,807
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 147.85
Weighted Average Grant Date Fair Value, Granted | $ / shares	127.47
Weighted Average Grant Date Fair Value, Vested | $ / shares	124.73
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	147.16
Weighted Average Grant Date Fair Value, Outstanding Ending Balance | $ / shares	$ 135.97